Hod Maden Interest (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Changes in Carrying Amount of Company's Hod Maden Interest

The following table summarizes the changes in the carrying amount of the Company’s Hod Maden interest:

In $000s	Year Ended December 31, 2018	Year Ended December 31, 2017
Beginning of Year	$177,452	$—
Acquisition of Investment in Associate (note 7)	0	190,714
Company’s share of net income (loss) of associate	(178)	(28)
Capital investment	1,979	584
Currency translation adjustments	(52,029)	(13,818)

End of Year	$127,224	$177,452

Summarized Financial Information of Associate

Summarized financial information for the Company’s investment in associate, on a 100% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies is as follows:

In $000s	Year Ended December 31, 2018	Period Ended[1] December 31, 2017
Revenue	$0	$—
Administration expenses	(1,140)	(113)
Other income	546	20
Total net (loss) income	(594)	(93)

Company’s share of net (loss) income of associate	$(178)	$(28)

1	Financial results presented above pertain to the period beginning July 3, 2017, the date of acquisition, to December 31, 2017.

In $000s	December 31, 2018	December 31, 2017
Current Assets	$668	$619
Non-current Assets	423,758	591,343

Total Assets	$424,426	$591,962

Current Liabilities	347	456
Non-current Liabilities	0	—

Total Liabilities	$347	$456

Net Assets	424,079	591,506

Company’s share of net assets of associate	$127,224	$177,452